Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares	Subscription receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2022		$ 24,050	$ (15,441)	$ 40,158,643	$ 11,028,345	$ 1,499,369	$ 69,019	$ 52,763,985	$ 8,367	$ 52,772,352
Balance (in Shares) at Jun. 30, 2022	[1]	2,405,000
Capital contribution from shareholders									338,132	338,132
Acquisition of Non-controlling interests				15,617				15,617	(15,617)
Net income for the period					(24,330,415)			(24,330,415)	(927,281)	(25,257,696)
Appropriation of statutory reserve					(37,859)	37,859
Foreign currency translation loss							(1,713,891)	(1,713,891)	39,251	(1,674,640)
Balance at Jun. 30, 2023		$ 24,050	(15,441)	40,174,260	(13,339,929)	1,537,228	(1,644,872)	26,735,296	(557,148)	26,178,148
Balance (in Shares) at Jun. 30, 2023	[1]	2,405,000
Capital contribution from shareholders
Fractional shares on reverse stock split		$ 340		(340)
Fractional shares on reverse stock split (in Shares)	[1]	34,041
Net income for the period					(2,365,249)			(2,365,249)	(152,270)	(2,517,519)
Appropriation of statutory reserve
Foreign currency translation loss							233,868	233,868	15,245	249,113
Balance at Dec. 31, 2023		$ 24,390	$ (15,441)	$ 40,173,920	$ (15,705,178)	$ 1,537,228	$ (1,411,004)	$ 24,603,915	$ (694,173)	$ 23,909,742
Balance (in Shares) at Dec. 31, 2023	[1]	2,439,041

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.